Major Non-Cash Transactions (Details)	Mar. 31, 2025 USD ($)
Kwok Yiu Fai [Member]
Major Non-Cash Transactions [Line Items]
Amount due from	$ 536,194
K-Mark Industrial Limited [Member]
Major Non-Cash Transactions [Line Items]
Amount due from	$ 536,194